Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net income	$ 59,006	$ 95,898	$ 65,335
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	77,505	71,622	63,971
Write-off of intangible asset	0	0	3,979
Amortization and write-off of deferred financing cost	4,035	787	530
Amortization of deferred dry dock costs	0	25	61
Changes in operating assets and liabilities:
Net increase in restricted cash	(2)	(3)	(2)
Increase in accounts receivable	(8,520)	(2,943)	(3,899)
(Increase)/decrease in prepaid expenses and other current assets	(1,069)	1,583	396
(Decrease)/increase in other long term assets	188	(202)	75
Increase in accounts payable	1,081	68	946
Increase in accrued expenses	277	613	1,045
Decrease in deferred voyage revenue	(6,115)	(6,038)	(6,417)
(Decrease)/increase in amounts due to related parties	(21,544)	17,671	1,444
Net cash provided by operating activities	104,842	179,081	127,464
INVESTING ACTIVITIES:
Acquisition of vessels	(341,193)	(46,307)	0
Acquisition of vessels from related parties	0	(42,198)	(76,220)
Deposits for acquisition of vessels	(7,271)	0	0
Acquisition of intangibles from related parties	0	(21,193)	(43,780)
Investment in affiliates	(500)	0	0
Loans receivable from affiliates	(280)	0	0
Increase in restricted cash	(98,179)	0	0
Release of restricted cash for vessel acquisitions	64,750	0	0
Net cash used in investing activities	(382,673)	(109,698)	(120,000)
FINANCING ACTIVITIES:
Cash distributions paid	(122,382)	(106,878)	(95,499)
Net proceeds from issuance of general partner units	3,167	1,472	2,052
Proceeds from issuance of common units, net of offering costs	148,022	68,563	86,288
Proceeds from long term debt	434,500	44,000	35,000
Net decrease/(increase) in restricted cash	28,354	(21,058)	(7,642)
Repayment of long-term debt and payment of principal	(201,412)	(70,340)	(30,450)
Debt issuance costs	(9,204)	(1,088)	(413)
Net cash provided by/(used in) financing activities	281,045	(85,329)	(10,664)
Increase/(decrease) in cash and cash equivalents	3,214	(15,946)	(3,200)
Cash and cash equivalents, beginning of period	32,132	48,078	51,278
Cash and cash equivalents, end of period	35,346	32,132	48,078
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	13,324	9,957	8,131
Issuance of common units to Navios Holdings related to the acquisition of the Navios Luz and the Navios Orbiter in May 2011	$ 0	$ 0	$ 9,960